Stock-Based Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Options Granted and Outstanding

Options outstanding under the 2004, 2010, and Advantage Plans are as follows:

SUMMARY OF STOCK OPTIONS GRANTED AND OUTSTANDING

	Incentive	Nonqualified	Total
Options granted and outstanding:
December 31, 2013 at prices ranging from $2.85 to $17.49 per share	562,730	932,808	1,495,538
December 31, 2012 at prices ranging from $2.85 to $17.49 per share	803,152	950,060	1,753,212
December 31, 2011 at prices ranging from $3.09 to $17.49 per share	1,012,612	1,815,465	2,828,077

Summary of Stock Option Activity

Activity in the stock option plans for the years ended December 31, 2013, 2012 and 2011, respectively was as follows:

SUMMARY OF STOCK OPTION ACTIVITY

Years Ended December 31,	2013		2012		2011
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Options outstanding, beginning of year	1,753,212	$7.35	2,828,077	$7.94	2,728,139	$8.29
Granted	96,110	3.59	232,647	2.92	242,500	4.28
Exercised	(2,795)	2.85	—	—	—	—
Forfeited	(153,790)	3.48	(97,117)	3.79	(63,095)	4.84
Expired	(197,199)	8.61	(1,210,395)	8.16	(79,467)	11.39

Options outstanding, end of year	1,495,538	$7.35	1,753,212	$7.35	2,828,077	$7.94

Options exercisable, end of year	1,249,267	$8.10	1,178,775	$8.61	2,037,549	$8.73

Options vested or expected to vest (1)	1,245,881	$7.48	1,531,125	$7.46	2,599,466	$7.98

(1)	Includes vested shares and nonvested shares after a forfeiture rate assumption, which is based upon historical data, is applied.

Summary of Nonvested Option Activity

A summary of the Company’s nonvested Options at December 31, 2013, 2012 and 2011, respectively, are presented in the following table:

SUMMARY OF NONVESTED OPTION ACTIVITY

Years Ended December 31,	2013		2012		2011
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested Options outstanding, beginning of year	584,741	$4.83	790,528	$5.90	977,950	$6.38
Granted	96,110	3.59	232,647	2.92	242,500	4.28
Vested	(280,790)	6.26	(341,317)	6.30	(366,827)	6.29
Forfeited	(153,790)	3.48	(97,117)	3.79	(63,095)	4.84

Nonvested Options outstanding, end of year	246,271	$3.55	584,741	$4.83	790,528	$5.90

Summary of Nonvested Stock Award Activity

A summary of the Company’s nonvested Stock Awards at December 31, 2013, 2012 and 2011, respectively, are presented in the following table:

SUMMARY OF NONVESTED STOCK AWARD ACTIVITY

Years Ended December 31,	2013		2012		2011
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested Stock Awards outstanding, beginning of year	639,037	$3.30	175,989	$6.07	309,481	$6.16
Issued	437,671	3.54	588,136	2.88	—	—
Vested	(99,899)	4.73	(106,012)	5.57	(110,973)	6.56
Forfeited	(544,975)	3.37	(19,076)	3.21	(19,689)	4.83

Nonvested Stock Awards outstanding, end of year	431,834	$3.13	639,037	$3.30	178,819	$6.05